INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB29,100 and RMB23,639 for the nine months ended September 30, 2019 and 2020, respectively)
Net revenues	¥ 2,060,719	$ 303,511	¥ 894,451
Cost of revenues: (include transactions with related parties of RMB24,597 and RMB83,337 for the nine months ended September 30, 2019 and 2020, respectively)
Cost of revenues	(1,131,902)	(166,711)	(646,259)
Gross profit	928,817	136,800	248,192
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB9,902 and RMB8,832 for the nine months ended September 30, 2019 and 2020, respectively)	(1,892,237)	(278,696)	(417,111)
Research and development expenses (include transactions with related parties of RMB14,234 and RMB18,168 for the nine months ended September 30, 2019 and 2020, respectively)	(296,513)	(43,672)	(186,113)
General and administrative expenses (include transactions with related parties of RMB3,467 and RMB10,787 for the nine months ended September 30, 2019 and 2020, respectively)	(93,080)	(13,709)	(41,856)
Total operating expenses	(2,281,830)	(336,077)	(645,080)
Loss from operations	(1,353,013)	(199,277)	(396,888)
Interest (expense)/income, net (include interest expenses charged by related party of RMB 22,379 and RMB 23,369 for the nine months ended September 30, 2019 and 2020, respectively)	(1,518)	(224)	(16,433)
Others, net	51,547	7,592	17,192
Loss before tax	(1,302,984)	(191,909)	(396,129)
Income tax expenses	(2,434)	(358)	(2,441)
Net loss	(1,305,418)	(192,267)	(398,570)
Net (income)/loss attributable to noncontrolling interests	383	56	(935)
Net loss attributable to the Company	(1,305,035)	(192,211)	(399,505)
Accretions of convertible redeemable preferred shares to redemption value | ¥			(32,209)
Net loss attributable to ordinary shareholders of the Company	(1,305,035)	(192,211)	(431,714)
Net loss	(1,305,418)	(192,267)	(398,570)
Other comprehensive income:
Foreign currency translation adjustment	(19,466)	(2,867)	55
Total other comprehensive income/(loss)	(19,466)	(2,867)	55
Total comprehensive loss	(1,324,884)	(195,134)	(398,515)
Comprehensive (income)/loss attributable to noncontrolling interests	383	56	(935)
Comprehensive loss attributable to the Company	(1,324,501)	(195,078)	(399,450)
Accretions of convertible redeemable preferred shares to redemption value | ¥			(32,209)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (1,324,501)	$ (195,078)	¥ (431,659)
Net loss per ordinary share/ADS
Basic | (per share)	¥ (11.60)	$ (1.71)	¥ (4.69)
Diluted | (per share)	¥ (11.60)	$ (1.71)	¥ (4.69)
Weighted average number of ordinary shares/ADSs
Basic | shares	112,517,299	112,517,299	92,000,000
Diluted | shares	112,517,299	112,517,299	92,000,000
Learning services [Member]
Net revenues: (include transactions with related parties of RMB29,100 and RMB23,639 for the nine months ended September 30, 2019 and 2020, respectively)
Net revenues	¥ 1,423,025	$ 209,589	¥ 454,980
Cost of revenues: (include transactions with related parties of RMB24,597 and RMB83,337 for the nine months ended September 30, 2019 and 2020, respectively)
Cost of revenues	(673,331)	(99,171)	(341,558)
Learning products [Member]
Net revenues: (include transactions with related parties of RMB29,100 and RMB23,639 for the nine months ended September 30, 2019 and 2020, respectively)
Net revenues	302,647	44,575	84,977
Cost of revenues: (include transactions with related parties of RMB24,597 and RMB83,337 for the nine months ended September 30, 2019 and 2020, respectively)
Cost of revenues	(212,425)	(31,287)	(58,477)
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB29,100 and RMB23,639 for the nine months ended September 30, 2019 and 2020, respectively)
Net revenues	335,047	49,347	354,494
Cost of revenues: (include transactions with related parties of RMB24,597 and RMB83,337 for the nine months ended September 30, 2019 and 2020, respectively)
Cost of revenues	¥ (246,146)	$ (36,253)	¥ (246,224)